Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Computer & software	3 years
Fixtures and fittings	3 years
Leasehold industrial property	Over the remaining lease term
Renovations	5 years

Schedule of Finite Useful Lives are Amortized Intangible Assets	Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:
Expected useful life
Software	5 years
Student portfolio	2 years